Intangible assets, net - Estimated amortization expense of existing intangible assets (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Estimated amortization expense of existing intangible assets
Nine months ending December 31, 2023	¥ 918
2024	1,064	¥ 1,978
2025	1,048	1,419
2026	776	1,173
2027	623	616
Thereafter	809
Total	¥ 5,238	¥ 5,537	¥ 3,820